Segment Data	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Data

Note 12 – Segment Data

Each of the Company's business segments offer different, but synergistic products and services, and are managed separately, by different chief operating decision makers. Segment performance is evaluated based on operating results.  Adjustments to reconcile segment results to consolidated results are included under the caption "Corporate," which primarily includes unallocated corporate activity.

The Company's business consists of two reportable business segments:

●	Poker, gaming and entertainment, provided through WPT, including televised gaming and entertainment, land-based poker tournaments, online and mobile poker applications.
●	E-sports, provided through Allied Esports, including multiplayer video game competitions.

The following tables present segment information for each of the years ended December 31, 2019 and 2018:

	For the Year ended December 31, 2019				For the Year ended December 31, 2018
	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL	Gaming & Entertainment	E-sports	Corporate(1)	TOTAL
Revenues	$18,523,632	$7,548,363	$-	$26,071,995	$16,326,923	$4,276,332	$-	$20,603,255
Revenues from Foreign Operations	$2,441,660	$858,277	$-	$3,299,937	$2,499,058	$384,433	$-	$2,883,491
Depreciation and Amortization	$3,218,931	$3,548,810	$-	$6,767,741	$4,003,937	$2,707,461	$-	$6,711,398
Loss from Operations	$1,011,550	$12,260,957	$2,272,580	$15,545,087	$2,116,272	$26,714,191	$-	$28,830,463
Interest Expense	$115,726	$-	$1,081,401	$1,197,127	$-	$2,117,438	$-	$2,117,438
Capital Expenditures	$939,576	$1,324,546	$-	$2,264,122	$766,770	$16,416,186	$-	$17,182,956
Total Property and Equipment, net	$2,470,293	$18,084,014	$-	$20,554,307	$711,863	$20,308,234	$-	$21,020,097
Total Property and Equipment, net in Foreign Countries	$-	$358,481	$-	$358,481	$-	$442,925	$-	$442,925
Total Assets	$39,290,001	$21,702,158	$10,328,915	$71,321,074	$37,315,493	$27,931,444	$-	$65,246,937

1)	Represents unallocated corporate assets not directly attributable to any one of the business segments and unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments. Corporate operating expense are reported separate from the Company's identified segments and are included in general and administrative expenses on the accompanying consolidated statements of operations.

During the year ended December 31, 2019, one customer accounted for 16% of the Gaming & Entertainment segment total revenues, and a different customer accounted for 14% of the E-Sports segment total revenues.